NET INTEREST INCOME - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NET INTEREST INCOME (Details) - Narrative [Line Items]
Interest income on impaired financial assets accrued	£ 271	£ 173	£ 170
Reclassification adjustments on cash flow hedges, before tax	£ 1	£ 584	£ 727